COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016
Commitments [Line Items]
Rent expense	$ 1,507	$ 1,316	$ 1,141
Concession fees	$ 64,752	71,533	$ 67,314
Capital contrubuted into joint venture		$ 1,455
Subsequent Event [Member] | Forecast [Member]
Commitments [Line Items]
Minimum purchase payments				$ 26,177